Retirement Benefit Plans - Movements in Net Defined Benefit Liability (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (478,526)	$ (15,633)	$ (546,968)
Current service cost	(382)	(12)	(386)
Interest (expense) income	(8,138)	(266)	(8,010)
Total	(487,046)	(15,911)	(555,364)
Return of plan assets (excluding the amount included in interest income or expense)	8,145	266	(1,842)
Financial assumption movement effect	(56,934)	(1,860)	28,506
Experience adjustments	(11,172)	(365)	24,174
Gain (loss) on remeasurement, net defined benefit liability (asset)	(59,961)	(1,959)	50,838
Pension fund contribution	26,242	857	26,000
Ending balance	(520,765)	$ (17,013)	(478,526)
Present Value of Defined Benefit Obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(838,543)		(894,163)
Current service cost	(382)		(386)
Interest (expense) income	(14,429)		(13,236)
Total	(853,354)		(907,785)
Financial assumption movement effect	(56,934)		28,506
Experience adjustments	(11,172)		24,174
Gain (loss) on remeasurement, net defined benefit liability (asset)	(68,106)		52,680
Paid pension	11,379		16,562
Ending balance	(910,081)		(838,543)
Fair Value of Plan Assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	360,017		347,195
Interest (expense) income	6,291		5,226
Total	366,308		352,421
Return of plan assets (excluding the amount included in interest income or expense)	8,145		(1,842)
Gain (loss) on remeasurement, net defined benefit liability (asset)	8,145		(1,842)
Pension fund contribution	26,242		26,000
Paid pension	(11,379)		(16,562)
Ending balance	$ 389,316		$ 360,017